SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

(a)   Basis of presentation

The accompanying interim unaudited condensed consolidated financial statements of the Company has been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The interim unaudited financial information as of December 31, 2022 and for the three and nine months ended December 31, 2022 and 2021 have been prepared without audit, pursuant to the rules and regulations of the SEC and pursuant to Regulation S-X. Certain information and footnote disclosures, which are normally included in annual financial statements prepared in accordance with U.S. GAAP, have been omitted pursuant to those rules and regulations. The interim unaudited financial information should be read in conjunction with the audited financial statements and the notes thereto, included in the Form 10-K for the fiscal year ended March 31, 2022, which was filed with the SEC on July 15, 2022.

In the opinion of management, all adjustments (including normal recurring adjustments) necessary to present a fair statement of the Company’s unaudited financial position as of December 31, 2022, its unaudited results of operations for the three and nine months ended December 31, 2022 and 2021, and its unaudited cash flows for the nine months ended December 31, 2022 and 2021, as applicable, have been made. The unaudited interim results of operations are not necessarily indicative of the operating results for the full fiscal year or any future periods.

(a)   Basis of presentation

The accompanying consolidated financial statements of the Company has been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation

(b)   Basis of consolidation

The unaudited condensed consolidated financial statements include the accounts of the Company and include the assets, liabilities, revenues and expenses of the subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

(b)   Basis of consolidation

The consolidated financial statements include the accounts of the Company and include the assets, liabilities, revenues and expenses of the subsidiaries and VIEs. All inter-company accounts and transactions have been eliminated in consolidation.

Foreign currency translation

(c)   Foreign currency translation

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing on the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates on the date of the balance sheet. The resulting exchange differences are recorded in the statement of operations.

The reporting currency of the Company and its subsidiaries and former VIEs is U.S. dollars (“US$”) and the unaudited condensed consolidated financial statements have been expressed in US$. However, the Company maintains the books and records in its functional currency, Chinese Renminbi (“RMB”), being the functional currency of the economic environment in which its operations are conducted.

In general, for consolidation purposes, assets and liabilities of the Company and its subsidiaries whose functional currency is not the US$, are translated into US$, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of the Company and its subsidiaries and former VIEs are recorded as a separate component of accumulated other comprehensive loss within the unaudited condensed consolidated statements of changes in stockholders’ equity.

Translation of amounts from RMB into US$ has been made at the following exchange rates for the respective periods:

	December 31,	March 31,
	2022	2022
Balance sheet items, except for equity accounts	6.8972	6.3400

	For the Three Months Ended
	December 31,
	2022	2021
Items in the statements of operations and comprehensive loss	7.1120	6.3937

	For the Nine Months Ended December 31,
	2022	2021
Items in the statements of operations and comprehensive loss, and statements of cash flows	6.8547	6.4408

(c)   Foreign currency translation

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing on the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates on the date of the balance sheet. The resulting exchange differences are recorded in the statement of operations.

The reporting currency of the Company and its subsidiaries and former VIEs is U.S. dollars (“US$”) and the consolidated financial statements have been expressed in US$. However, the Company maintains the books and records in its functional currency, Chinese Renminbi (“RMB”), being the functional currency of the economic environment in which its operations are conducted.

In general, for consolidation purposes, assets and liabilities of the Company and its subsidiaries whose functional currency is not the US$, are translated into US$, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of the Company and its subsidiaries and former VIEs are recorded as a separate component of accumulated other comprehensive loss within the consolidated statements of changes in stockholders’ equity.

Translation of amounts from RMB into US$ has been made at the following exchange rates for the respective periods:

	March 31,	March 31,
	2022	2021
Balance sheet items, except for equity accounts	6.3400	6.5527

	For the Years Ended March 31,
	2022	2021
Items in the statements of operations and comprehensive loss, and statements of cash flows	6.4178	6.7960

Use of estimates

(d)   Use of estimates

In presenting the unaudited condensed consolidated financial statements in accordance with U.S. GAAP, management make estimates and assumptions that affect the amounts reported and related disclosures. Estimates, by their nature, are based on judgment and available information. Accordingly, actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. The Company bases its estimates on past experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. The inputs into our judgments and estimates consider the economic implications of COVID-19 on the Company’s critical and significant accounting estimates. Estimates are used when accounting for items and matters including, but not limited to, revenue recognition, residual values, lease classification and liabilities, finance lease receivables, inventory obsolescence, right-of-use assets, determinations of the useful lives and valuation of long-lived assets, estimates of allowances for doubtful accounts and prepayments, estimates of impairment of long-lived assets and goodwill, valuation of deferred tax assets, estimated fair value used in business acquisitions, valuation of derivative liabilities, allocation of fair value of derivative liabilities, issuance of common stock and warrants exercised and other provisions and contingencies.

(d)   Use of estimates

In presenting the consolidated financial statements in accordance with U.S. GAAP, management make estimates and assumptions that affect the amounts reported and related disclosures. Estimates, by their nature, are based on judgment and available information. Accordingly, actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. The Company bases its estimates on past experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. The inputs into our judgments and estimates consider the economic implications of COVID-19 on the Company’s critical and significant accounting estimates. Estimates are used when accounting for items and matters including, but not limited to, revenue recognition, residual values, lease classification and liabilities, finance lease receivables, inventory obsolescence, right-of-use assets, determinations of the useful lives and valuation of long-lived assets and goodwill, estimates of allowances for doubtful accounts and prepayments, estimates of impairment of long-lived assets and goodwill, valuation of deferred tax assets, estimated fair value used in business acquisitions, valuation of derivative liabilities, allocation of fair value of derivative liabilities, issuance of common stock and warrants exercised and other provisions and contingencies.

Fair values of financial instruments

(e)   Fair values of financial instruments

Accounting Standards Codification (“ASC”) Topic 825, Financial Instruments (“Topic 825”) requires disclosure of fair value information of financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Topic 825 excludes certain financial instruments and all nonfinancial assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts do not represent the underlying value of the Company. The three levels of valuation hierarchy are defined as follows:

Level 1    Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2    Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3    Inputs to the valuation methodology are unobservable and significant to the fair value.

The following table sets forth by level within the fair value hierarchy our financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2022 and March 31, 2022:

	Carrying Value as of	Fair Value Measurement as of
	December 31, 2022	December 31, 2022
	(Unaudited)	Level 1	Level 2	Level 3
Derivative liabilities	$572,021	$—	$—	$572,021

		Fair Value Measurement as of
	Carrying Value as of	March 31, 2022
	March 31, 2022	Level 1	Level 2	Level 3
Derivative liabilities	$2,215,204	$—	$—	$2,215,204

The following is a reconciliation of the beginning and ending balance of the assets and liabilities measured at fair value on a recurring basis for nine months ended December 31, 2022 and for the year ended March 31, 2022:

			August	February
			2020	2021
			Underwritten	Registered	May 2021		November 2021
	2019 Registered Direct Offering		Public	Direct	Registered Direct Offering		Private Placement
	Series A	Placement	Offering	Offering	Investors	Placement	Investors	Placement
	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Total
BALANCE as of March 31, 2021	$80,268	$163,572	$397,525	$637,561	$—	$—	$—	$—	$1,278,926
Derivative liabilities recognized at grant date	—	—	—	—	3,313,864	248,541	4,060,857	310,173	7,933,435
Change in fair value of derivative liabilities	(32,680)	(153,047)	(352,944)	(572,018)	(2,535,376)	(190,154)	(2,895,392)	(219,871)	(6,951,482)
Fair value of warrants exercised	(45,675)	—	—	—	—	—	—	—	(45,675)
BALANCE as of March 31, 2022	1,913	10,525	44,581	65,543	778,488	58,387	1,165,465	90,302	2,215,204
Change in fair value of derivative liabilities	(1,878)	(10,342)	(34,526)	(51,581)	(589,804)	(44,236)	(843,900)	(65,383)	(1,641,650)
Cashless exercise on November 2021 Investor warrant	—	—	—	—	—	—	(1,533)	—	(1,533)
BALANCE as of December 31, 2022 (Unaudited)	$35	$183	$10,055	$13,962	$188,684	$14,151	$320,032	$24,919	$572,021

The Company’s Series A and Series B warrants, the June 2019 Placement Agent Warrants, the Underwriters’ Warrants, the ROFR Warrants, the May 2021 Investors Warrants, the May 2021 Placement Agent Warrants, and the November 2021 Investors Warrants and November 2021 Placement Agent Warrants are not traded in an active securities market; therefore, the Company estimates the fair value to those warrants using the Black-Scholes valuation model on June 20, 2019 (the grant date), August 4, 2020 (the grant date), February 10, 2021 (the grant date), May 13, 2021 (the grant date), November 10, 2021 (the grant date), as of December 31, 2022 and March 31, 2022.

	June 20, 2019			August 4, 2020	February 10, 2021		May 13, 2021		November 10, 2021
	Series A	Series B	Placement Agent	Underwriters’	Placement Agent	ROFR	Investor	Placement Agent	Investor	Placement Agent
	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants
# of shares exercisable*	133,602	111,632	14,251	56,800	38,044	15,218	553,192	41,490	5,335,763	55,148
Valuation date	6/20/2019	6/20/2019	6/20/2019	8/4/2020	2/10/2021	2/10/2021	5/13/2021	5/13/2021	11/10/2021	11/10/2021
Exercise price*	$37.20	$37.20	$33.80	$6.30	$13.80	$17.30	$10.50	$10.50	$1.13	$6.80
Stock price*	$28.00	$28.00	$28.00	$5.10	$16.30	$16.30	$7.20	$7.20	$6.70	$6.70
Expected term (years)	4	1	4	5	5	5	5	5	5	5
Risk-free interest rate	1.77%	1.91%	1.77%	0.19%	0.46%	0.46%	0.84%	0.84%	1.23%	1.23%
Expected volatility	86%	91%	86%	129%	132%	132%	131%	131%	126%	126%

	As of December 31, 2022
			August 4,
	June 20, 2019		2020	February 10, 2021		May 13, 2021		November 10, 2021
		Placement		Placement			Placement		Placement
	Series A	Agent	Underwriters’	Agent	ROFR	Investor	Agent	Investor	Agent
Granted Date	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants
# of shares exercisable	2,590	14,251	31,808	38,044	15,218	553,192	41,490	5,310,763	55,148
Valuation date	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022
Exercise price	$5.00	$5.00	$6.30	$13.80	$17.30	$10.50	$10.50	$1.13	$6.80
Stock price	$0.09	$0.09	$0.09	$0.09	$0.09	$0.09	$0.09	$0.09	$0.09
Expected term (years)	0.47	0.47	2.59	3.12	3.12	3.37	3.37	3.86	3.86
Risk-free interest rate	2.22%	2.22%	4.35%	4.21%	4.21%	4.18%	4.18%	4.12%	4.12%
Expected volatility	122%	122%	122%	122%	122%	122%	122%	122%	122%

	As of March 31, 2022
	June 20,		August 4,	February 10,		May 13,		November 10,
	2019		2020	2021		2021		2021
		Placement		Placement			Placement		Placement
	Series A	Agent	Underwriters’	Agent	ROFR	Investor	Agent	Investor	Agent
Granted Date	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants
# of shares exercisable*	2,590	14,251	31,808	38,044	15,218	553,192	41,490	5,335,763	55,148
Valuation date	3/31/2022	3/31/2022	3/31/2022	3/31/2022	3/31/2022	3/31/2022	3/31/2022	3/31/2022	3/31/2022
Exercise price*	$5.00	$5.00	$6.30	$13.80	$17.30	$10.50	$10.50	$1.13	$6.80
Stock price*	$2.30	$2.30	$2.30	$2.30	$2.30	$2.30	$2.30	$2.30	$2.30
Expected term (years)	1.22	1.22	3.35	3.87	3.87	4.12	4.12	4.62	4.62
Risk-free interest rate	1.77%	1.77%	2.44%	2.44%	2.44%	2.43%	2.43%	2.43%	2.43%
Expected volatility	123%	123%	123%	123%	123%	123%	123%	123%	123%

*Giving retroactive effect to the 1-for-10 reverse stock split effected on April 6, 2022.

As of December 31, 2022 and March 31, 2022, financial instruments of the Company comprised primarily current assets and current liabilities including cash and cash equivalents, accounts receivable, inventories, finance lease receivables, prepayments, other receivables and other assets, due from related parties, borrowings from financial institutions, accounts payable, advance from customers, lease liabilities, accrued expenses and other liabilities, due to related parties and affiliates, and operating and financing lease liabilities, which approximate their fair values because of the short-term nature of these instruments, and non-current liabilities of borrowings from financial institutions, which approximate their fair values because of the stated loan interest rate to the rate charged by similar financial institutions.

The non-current portion of accounts receivables, finance lease receivables, and operating and financing lease liabilities were recorded at gross adjusted for the interest using the effective interest rate method. The Company believes that the effective interest rates underlying these instruments approximate their fair values because the Company used its incremental borrowing rate to recognize the present value of these instruments as of December 31, 2022 and March 31, 2022.

Other than as listed above, the Company did not identify any assets or liabilities that are required to be presented on the balance sheet at fair value.

(e)   Fair values of financial instruments

Accounting Standards Codification (“ASC”) Topic 825, Financial Instruments (“Topic 825”) requires disclosure of fair value information of financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Topic 825 excludes certain financial instruments and all nonfinancial assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts do not represent the underlying value of the Company. The three levels of valuation hierarchy are defined as follows:

Level 1    Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2    Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3    Inputs to the valuation methodology are unobservable and significant to the fair value.

The following table sets forth by level within the fair value hierarchy our financial assets and liabilities that were accounted for at fair value on a recurring basis as of March 31, 2022 and March 31, 2021:

	Carrying Value at	Fair Value Measurement at
	March 31, 2022	March 31, 2022
		Level 1	Level 2	Level 3
Derivative liabilities	$2,215,204	$—	$—	$2,215,204

	Carrying Value at	Fair Value Measurement at
	March 31, 2021	March 31, 2021
		Level 1	Level 2	Level 3
Derivative liabilities	$1,278,926	$—	$—	$1,278,926

The following is a reconciliation of the beginning and ending balance of the assets and liabilities measured at fair value on a recurring basis for the years ended March 31, 2022 and 2021:

				August	February
				2020	2021
				Underwritten	Registered	May 2021		November 2021
	2019 Registered Direct Offering			Public	Direct	Registered Direct Offering		Private Placement
	Series A	Series B	Placement	Offering	Offering	Investors	Placement	Investors	Placement
	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Total
BALANCE as of March 31, 2020	$315,923	$1,371	$25,236	$—	$—	$—	$—	$—	$—	$342,530
Derivative liabilities recognized at grant date	—	—	—	241,919	755,274	—	—	—	—	997,193
Change in fair value of derivative liabilities	1,234,630	—	138,336	455,162	(117,713)	—	—	—	—	1,710,415
Fair value of warrants exercised	(1,470,285)	—	—	(299,556)	—	—	—	—	—	(1,769,841)
Warrant forfeited due to expiration	—	(1,371)	—	—	—	—	—	—	—	(1,371)
BALANCE as of March 31, 2021	80,268	—	163,572	397,525	637,561	—	—	—	—	1,278,926
Derivative liabilities recognized at grant date	—	—	—	—	—	3,313,864	248,541	4,060,857	310,173	7,933,435
Change in fair value of derivative liabilities	(32,680)	—	(153,047)	(352,944)	(572,018)	(2,535,376)	(190,154)	(2,895,392)	(219,871)	(6,951,482)
Fair value of warrants exercised	(45,675)	—	—	—	—	—	—	—	—	(45,675)
BALANCE as of March 31, 2022	$1,913	$—	$10,525	$44,581	$65,543	$778,488	$58,387	$1,165,465	$90,302	$2,215,204

On June 21, 2019, the Company closed a registered direct offering of an aggregate of 178,137 (1,781,361 pre reverse split) shares of common stock, and in connection therewith, issued to the investors (i) for no additional consideration, Series A warrants to purchase up to an aggregate of 133,603 (1,336,021 pre reverse split) shares of common stock, (ii) for nominal additional consideration, Series B warrants to purchase up to a maximum aggregate of 111,632 (1,116,320 pre reverse split) shares of common stock and (iii) placement agent warrants to purchase up to 14,251 (142,509 pre reverse split) shares of common stock (the “June 2019 Placement Agent Warrants”).

On August 6, 2020, the Company completed a public offering of 1,200,000 (12,000,000 pre reverse split) shares of the Company’s common stock at $5.0 ($0.50 pre-reverse split) per share (the “Offering Price”), pursuant to an underwriting agreement with The Benchmark Company, LLC and Axiom Capital Management, Inc., as representatives of the several underwriters (the “Underwriters”). On August 13, 2020, the Underwriters exercised their rights to purchase an additional 180,000 (1,800,000 pre reverse split) shares of common stock at the Offering Price. In connection with the offering, the Company issued the Underwriters, on a private placement basis, warrants to purchase up to 56,800 (568,000 pre reverse split) shares of common stock (the “Underwriters’ Warrants”). The Underwriters’ Warrants are exercisable for a period of five years commencing six months from August 4, 2020 at a price per share equal to 125% of the Offering Price and are exercisable on a “cashless” basis.

As the underwriting agreement indicated, the Underwriters have the right of first refusal to act as lead or joint investment banker, lead or join book-runner and /or joint placement agent, for each and every future public and private equity and debt offering, including all equity linked financings for the Company, or any successor to or any subsidiary of the Company for a period of twelve months following August 4, 2020, (the “ROFR”). The ROFR was terminated as of February 4, 2021 as disclosed in more details below.

On February 10, 2021, the Company completed a registered direct offering of 507,247 (5,072,465 pre reverse split) shares of the Company’s common stock at $13.8 ($1.38 pre-reverse split) per share, pursuant to a placement agency agreement with FT Global Capital, Inc., as exclusive placement agent in connection with this offering. In connection with the offering, the Company issued the placement agent warrants to purchase up to 38,044 (380,435 pre reverse split) shares of its common stock. These warrants are exercisable for a period of five years commencing 180 days from February 8, 2020 at a price of $13.8 ($1.38 pre-reverse split) per share and are exercisable on a “cashless” basis. In addition, the company issued to the Underwriters seven percent of the gross proceeds from the offering and warrants to purchase up to 15,218 (152,174 pre reverse split) shares of its common stock, in consideration for the termination of the ROFR as mentioned above. These warrants are exercisable for a period of five years from February 8, 2020 at a price of $17.25 ($1.725 pre-reverse split) per share.

On May 13, 2021, the Company completed a registered direct offering of 553,192 (5,531,916 pre-reverse split) shares of the Company’s common stock at $11.75 ($1.175 pre-reverse split) per share, pursuant to a securities purchase agreement with certain purchasers dated May 11, 2021. As a result, the Company raised approximately $5.8 million, net of placement agent fees and offering expenses, to support the Company’s working capital requirements. In connection with the offering, The Company also issued warrants to the investors to purchase a total of 553,192 (5,531,916 pre-reverse split) shares of common stock at an exercise price of $10.5 ($1.05 pre-reverse split) per share (the “May 2021 Investors Warrants”). The warrants have a term of five years and are exercisable at any time on or after the issuance date. In connection with the offering, the Company paid the placement agent cash commission of approximately $487,500 and issued to it warrants to purchase up to 41,490 (414,894 pre-reverse split) shares of common stock at an exercise price of $10.5 ($1.05 pre reverse split) per share (the “May 2021 Placement Agent Warrants”), which warrants will be exercisable at any time on or after the issuance date and expire on the fifth-year anniversary of their issuance.

On November 10, 2021, the Company completed a private placement of 5,000 shares of the Company’s series A convertible preferred stock at $1,000 per share, pursuant to a securities purchase agreement with certain institutional investors. As a result, the Company raised approximately $4.4 million, net of placement agent fees and offering expenses, to support the Company’s working capital requirements. In connection with the offering, The Company also issued warrants to the investors to purchase a total of 735,295 (7,352,941 pre-reverse split) shares of common stock at an exercise price of $8.20 ($0.82 pre-reverse split) per share (the “November 2021 Investors Warrants”). The warrants have a term of five years and are exercisable at any time on or after the initial exercisability date. In connection with the offering, the Company paid the placement agent cash commission of approximately $375,000 and issued to it warrants to purchase up to 55,148 (551,471 pre-reverse split) shares of common stock at an exercise price of $6.80 ($0.68 pre-reverse split) per share (the “November 2021 Placement Agent Warrants”), which warrants will be exercisable at any time beginning from the date of six months from the closing of the Offering and expire on the fifth-year anniversary of their issuance. The Series A Convertible Preferred Stock is redeemable as change of control occur. A discount to the redemption amount of a contingently redeemable preferred share should be amortized only once it is probable the share will become redeemable. The Company determined that the redemption is uncertain as the cash redemption feature upon change of control is at the option of the holder, and the redemption date upon the change of control is uncertain.

The strike price of the Company’s Series A and Series B warrants, the placement agent warrants, the Underwriters’ Warrants, the ROFR warrants, and the investors warrants are denominated in US$ and the Company’s functional currency is RMB; therefore, those warrant shares are not considered indexed to the Company’s own stock which should be classified as derivative liability.

The Company’s Series A and Series B warrants, the June 2019 Placement Agent Warrants, the Underwriters’ Warrants, the ROFR Warrants, the May 2021 Investors Warrants, the May 2021 Placement Agent Warrants, and the November 2021 Investors Warrants and November 2021 Placement Agent Warrants are not traded in an active securities market; therefore, the Company estimates the fair value to those warrants using the Black-Scholes valuation model on June 20, 2019 (the grant date), August 4, 2020

(the grant date), February 10, 2021 (the grant date), May 13, 2021 (the grant date), November 10, 2021 (the grant date), as of March 31, 2022 and March 31, 2021.

	June 20, 2019			August 4, 2020	February 10, 2021		May 13, 2021		November 10, 2021
	Series A	Series B	Placement Agent	Underwriters’	Placement Agent	ROFR	Investor	Placement Agent	Investor	Placement Agent
	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants
# of shares exercisable*	133,602	111,632	14,251	56,800	38,044	15,218	553,192	41,490	735,295	55,148
Valuation date	6/20/2019	6/20/2019	6/20/2019	8/4/2020	2/10/2021	2/10/2021	5/13/2021	5/13/2021	11/10/2021	11/10/2021
Exercise price*	$37.20	$37.20	$33.80	$6.30	$13.80	$17.30	$10.50	$10.50	$8.20	$6.80
Stock price*	$28.00	$28.00	$28.00	$5.10	$16.30	$16.30	$7.20	$7.20	$6.70	$6.70
Expected term (years)	4	1	4	5	5	5	5	5	5	5
Risk-free interest rate	1.77%	1.91%	1.77%	0.19%	0.46%	0.46%	0.84%	0.84%	1.23%	1.23%
Expected volatility	86%	91%	86%	129%	132%	132%	131%	131%	126%	126%

	As of March 31, 2022
			August 4,
	June 20, 2019		2020	February 10, 2021		May 13, 2021		November 10, 2021
		Placement		Placement			Placement		Placement
	Series A	Agent	Underwriters’	Agent	ROFR	Investor	Agent	Investor	Agent
Granted Date	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants
# of shares exercisable*	2,590	14,251	31,808	38,044	15,218	553,192	41,490	735,295	55,148
Valuation date	3/31/2022	3/31/2022	3/31/2022	3/31/2022	3/31/2022	3/31/2022	3/31/2022	3/31/2022	3/31/2022
Exercise price*	$5.00	$5.00	$6.30	$13.80	$17.30	$10.50	$10.50	$8.20	$6.80
Stock price*	$2.30	$2.30	$2.30	$2.30	$2.30	$2.30	$2.30	$2.30	$2.30
Expected term (years)	1.22	1.22	3.35	3.87	3.87	4.12	4.12	4.62	4.62
Risk-free interest rate	1.77%	1.77%	2.44%	2.44%	2.44%	2.43%	2.43%	2.43%	2.43%
Expected volatility	123%	123%	123%	123%	123%	123%	123%	123%	123%

	As of March 31, 2021
	June 20, 2019		August 4, 2020	February 10, 2021
	Series A	Placement Agent	Underwriters’	Placement Agent	ROFR
Granted Date	Warrants	Warrants	Warrants	Warrants	Warrants
# of shares exercisable*	6,993	14,251	31,808	38,044	15,218
Valuation date	3/31/2021	3/31/2021	3/31/2021	3/31/2021	3/31/2021
Exercise price*	$5.00	$5.00	$6.30	$13.80	$17.30
Stock price*	$14.00	$14.00	$14.00	$14.00	$14.00
Expected term (years)	2.22	2.22	4.35	4.87	4.87
Risk-free interest rate	0.20%	0.20%	0.73%	0.88%	0.88%
Expected volatility	132%	132%	132%	132%	132%

*Giving retroactive effect to the 1-for-10 reverse stock split effected on April 6, 2022

As of March 31, 2022 and 2021, financial instruments of the Company comprised primarily current assets and current liabilities including cash and cash equivalents, restricted cash, accounts receivable, inventories, finance lease receivables, prepayments, other receivables and other assets, due from related parties, borrowings from financial institutions, accounts payable, advance from customers, lease liabilities, accrued expenses and other liabilities, due to related parties and affiliates, and operating and financing lease liabilities, which approximate their fair values because of the short-term nature of these instruments, and non-current liabilities of borrowings from financial institutions, which approximate their fair values because of the stated loan interest rate to the rate charged by similar financial institutions.

The non-current portion of accounts receivables, finance lease receivables, and operating and financing lease liabilities were recorded at gross adjusted for the interest using the effective interest rate method. The Company believes that the effective interest rates underlying these instruments approximate their fair values because the Company used its incremental borrowing rate to recognize the present value of these instruments as of March 31, 2022 and March 31, 2021.

Other than as listed above, the Company did not identify any assets or liabilities that are required to be presented on the balance sheet at fair value.

Equity method investments

(f)   Equity method investments

The Company accounts for investments in private company by using equity method as the Company determined that it does not have control over Jinkailong under either voting or VIE models in accordance with ASC 323 “Investments- Equity Method and Joint Ventures”. The Company records equity method investments initially at cost and subsequently records its share of the earnings or losses of the investee in the periods for which they are reported by the investee in its financial statements rather than in the period in which an investee declares a dividend. The Company adjusts the carrying amount of an investment for its share of the earnings or losses of the investee after the date of investment and share report the recognized earnings or loses in income. If an investment balance is reduced to zero as a result of cumulative losses, the Company will need to pause the recognition of losses until its share of earnings exceeds the accumulated losses resulting in the investment balance returning to zero. As of December 31, 2022 and March 31, 2022, the Company had equity investment in Jinkailong of 35%, and the carrying value of the investment is $0 for both periods presented.

Business combinations and non-controlling interests

(g)   Business combinations and non-controlling interests

The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations.” The cost of an acquisition is measured at the aggregate of the acquisition date fair value of the assets transferred to the sellers and liabilities incurred by the Company and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated income statements. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated income statements.

For the Company’s non-wholly owned subsidiaries, a non-controlling interest is recognized to reflect portion of equity that is not attributable, directly or indirectly, to the Company. The cumulative results of operations attributable to non-controlling interests are also recorded as non-controlling interests in the Company’s unaudited condensed consolidated balance sheets and unaudited condensed consolidated statements of operations and comprehensive loss. Cash flows related to transactions with non-controlling interests are presented under financing activities in the unaudited condensed consolidated statements of cash flows.

(f)   Business combinations and non-controlling interests

The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers and liabilities incurred by the Company and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated income statements. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated income statements.

For the Company’s non-wholly owned subsidiaries, a non-controlling interest is recognized to reflect portion of equity that is not attributable, directly or indirectly, to the Company. The cumulative results of operations attributable to non-controlling interests are also recorded as non-controlling interests in the Company’s consolidated balance sheets and consolidated statements of operations and comprehensive loss. Cash flows related to transactions with non-controlling interests are presented under financing activities in the consolidated statements of cash flows.

Segment reporting

(h)   Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is comprised of certain members of the Company’s management team. During the year ended March 31, 2019 and 2021, the Company acquired Hunan Ruixi and XXTX, respectively. The Company evaluated how the CODM manages the businesses of the Company to maximize efficiency in allocating resources and assessing performance. Consequently, the Company presents two operating and reportable segments as set forth in Notes 1 and 20.

(g)   Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is comprised of certain members of the Company’s management team. During the year ended March 31, 2019 and 2021, the Company acquired Hunan Ruixi and XXTX, respectively. The Company evaluated how the CODM manages the businesses of the Company to maximize efficiency in allocating resources and assessing performance. Consequently, the Company presents two operating and reportable segments as set forth in Notes 1 and 20.

Cash and cash equivalents

(i)   Cash and cash equivalents

Cash and cash equivalents primarily consist of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use. Cash and cash equivalents also consist of funds received from automobile purchasers as payments for automobiles, funds received from automobile lessees as payments for rentals, which were held at the third-party platforms’ fund accounts and which are unrestricted and immediately available for withdrawal and use.

(h)   Cash and cash equivalents

Cash and cash equivalents primarily consist of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use. Cash and cash equivalents also consist of funds received from automobile purchasers as payment for automobiles, related insurances and taxes to be paid on behalf of the automobile purchasers, which funds were held at the third-party platforms’ fund accounts and which are unrestricted and immediately available for withdrawal and use.

Accounts receivable, net

(j)   Accounts receivable, net

Accounts receivable are recorded at the invoiced amount less an allowance for any uncollectible accounts and do not bear interest, and are due on demand. Management reviews the adequacy of the allowance for doubtful accounts on an ongoing basis, using historical collection trends and aging of receivables. Management also periodically evaluates individual customer’s financial condition, credit history and the current economic conditions to make adjustments in the allowance when necessary. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of December 31, 2022 and March 31, 2022, allowance for doubtful accounts amounted to $0 and $112,905, respectively.

(i)   Accounts receivable, net

Accounts receivable are recorded at the invoiced amount less an allowance for any uncollectible accounts and do not bear interest, and are due on demand. Management reviews the adequacy of the allowance for doubtful accounts on an ongoing basis, using historical collection trends and aging of receivables. Management also periodically evaluates individual customer’s financial condition, credit history and the current economic conditions to make adjustments in the allowance when necessary. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of March 31, 2022 and March 31, 2021, allowance for doubtful accounts amounted to $112,905 and $1,739, respectively, was provided for continuing operations. As of March 31, 2021, allowance for doubtful accounts amounted to $76,428 was provided for discontinued operations.

Inventories

(k)   Inventories

Inventories consist of automobiles which are held primarily for sale and for leasing purposes and are stated at lower of cost or net realizable value, as determined using the weighted average cost method. Management compares the cost of inventories with the net realizable value and if applicable, an allowance is made for writing down the inventory to its net realizable value, if lower than cost. On an ongoing basis, inventories are reviewed for potential write-down for estimated obsolescence or unmarketable inventories which equals the difference between the costs of inventories and the estimated net realizable value based upon forecasts for future demand and market conditions. When inventories are written-down to the lower of cost or net realizable value, it is not marked up subsequently based on changes in underlying facts and circumstances. For the three and nine months ended December 31, 2022, $0 and $3,085 impairment of inventories were provided from continuing operations, respectively.

(j)   Inventories

Inventories consist of automobiles which are held primarily for sale and for leasing purposes, and are stated at lower of cost or net realizable value, as determined using the weighted average cost method. Management compares the cost of inventories with the net realizable value and if applicable, an allowance is made for writing down the inventory to its net realizable value, if lower than cost. On an ongoing basis, inventories are reviewed for potential write-down for estimated obsolescence or unmarketable inventories which equals the difference between the costs of inventories and the estimated net realizable value based upon forecasts for future demand and market conditions. When inventories are written-down to the lower of cost or net realizable value, it is not marked up subsequently based on changes in underlying facts and circumstances. As of March 31, 2022, impairments of inventories amounted to $60,398 was provided for certain vehicles held for sale.

Finance lease receivables, net

(l)   Finance lease receivables, net

Finance lease receivables, which result from sales-type leases, are measured at discounted present value of (i) future minimum lease payments, (ii) any residual value not subject to a bargain purchase option as finance lease receivables on its balance sheet and (iii) accrued interest on the balance of the finance lease receivables based on the interest rate inherent in the applicable lease over the term of the lease. Management also periodically evaluates individual customer’s financial condition, credit history and the current economic conditions to make adjustments in the allowance when necessary. Finance lease receivables is charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of December 31, 2022 and March 31, 2022, the Company determined no allowance for doubtful accounts was necessary for finance lease receivables.

As of December 31, 2022 and March 31, 2022, finance lease receivables consisted of the following:

	December 31,	March 31,
	2022	2022
	(Unaudited)
Minimum lease payments receivable	$288,026	$511,030
Less: Unearned interest	(67,484)	(103,786)
Financing lease receivables, net	$220,542	$407,244
Finance lease receivables, net, current portion	$170,337	$314,264
Finance lease receivables, net, non-current portion	$50,205	$92,980

Future scheduled minimum lease payments for investments in sales-type leases as of December 31, 2022 are as follows:

Minimum future
payments receivable
Twelve months ending December 31, 2023	$196,715
Twelve months ending December 31, 2024	66,544
Twelve months ending December 31, 2025	24,767
Total	$288,026

(k)   Finance lease receivables, net

Finance lease receivables, which result from sales-type leases, are measured at discounted present value of (i) future minimum lease payments, (ii) any residual value not subject to a bargain purchase option as a finance lease receivables on its balance sheet and (iii) accrued interest on the balance of the finance lease receivables based on the interest rate inherent in the applicable lease over the term of the lease. Management also periodically evaluates individual customer’s financial condition, credit history and the current economic conditions to make adjustments in the allowance when necessary. Finance lease receivables is charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of March 31, 2022 and March 31, 2021, the Company determined no allowance for doubtful accounts was necessary for finance lease receivables.

As of March 31, 2022 and March 31, 2021, finance lease receivables consisted of the following:

	March 31,	March 31,
	2022	2021
Minimum lease payments receivable	$511,030	$1,343,662
Less: Unearned interest	(103,786)	(328,585)
Financing lease receivables, net	$407,244	$1,015,077
Finance lease receivables, net, current portion	$314,264	$541,605
Finance lease receivables, net, non-current portion	$92,980	$473,472

Future scheduled minimum lease payments for investments in sales-type leases as of March 31, 2022 are as follows:

Minimum future
payments receivable
Twelve months ending March 31, 2023	$345,425
Twelve months ending March 31, 2024	150,633
Twelve months ending March 31, 2025	14,972
Total	$511,030

Property and equipment, net

(m)   Property and equipment, net

Property and equipment primarily consist of automobiles, leasehold improvements, computers and other equipment, which are stated at cost less accumulated depreciation less any provision required for impairment in value. Depreciation is computed using the straight-line method with no residual value based on the estimated useful life. The useful life of property and equipment is summarized as follows:

Categories	Useful life
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives
Computer equipment	2 - 5 years
Office equipment, fixture and furniture	3 - 5 years
Automobiles	3 - 5 years

The Company reviews property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An asset is considered impaired if its carrying amount exceeds the future net undiscounted cash flows that the asset is expected to generate. If such asset is considered to be impaired, the impairment recognized is the amount by which the carrying amount of the asset, if any, exceeds its fair value determined using a discounted cash flow model. For the three months ended December 31, 2022 and 2021, the impairment for property and equipment was $0 and $11 from continuing operations, respectively. For the nine months ended December 31, 2022 and 2021, the impairment for property and equipment was $0 and $2,936 from continuing operations, respectively. For the three and nine months ended December 31, 2021, the impairment for property and equipment was $6,007 and $35,609 from discontinued operations, respectively.

Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the unaudited condensed consolidated statements of operations and comprehensive loss.

(l)   Property and equipment, net

Property and equipment primarily consist of automobiles, leasehold improvements, computers and other equipment, which is stated at cost less accumulated depreciation less any provision required for impairment in value. Depreciation is computed using the straight-line method with no residual value based on the estimated useful life. The useful life of property and equipment is summarized as follows:

Categories	Useful life
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives
Computer equipment	2 - 5 years
Office equipment	3 - 5 years
Automobiles	3 - 5 years

The Company reviews property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An asset is considered impaired if its carrying amount exceeds the future net undiscounted cash flows that the asset is expected to generate. If such asset is considered to be impaired, the impairment recognized is the amount by which the carrying amount of the asset, if any, exceeds its fair value determined using a discounted cash flow model. For the years ended March 31, 2022 and 2021, the Company did not recognize impairment for property and equipment from continuing operations. For the years ended March 31, 2022 and 2021, the impairment for property and equipment was $32,479 and $10,459 from discontinued operations, respectively.

Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated statements of operations and comprehensive loss.

Intangible assets, net

(n)   Intangible assets, net

Purchased intangible assets are recognized and measured at fair value upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Categories	Useful life
Software	5-10 years
Online ride-hailing platform operating license	2-10 years

Separately identifiable intangible assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for identifiable intangible assets is based on the amount by which the carrying amount of the assets exceeds the fair value of the assets. For the three and nine months ended December 31, 2022 and 2021, there was no impairment of intangible assets.

(m)   Intangible assets, net

Purchased intangible assets are recognized and measured at fair value upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Categories	Useful life
Software	5-10 years
Online ride-hailing platform operating license	2-10 years

Separately identifiable intangible assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for identifiable intangible assets is based on the amount by which the carrying amount of the assets exceeds the fair value of the assets. For the years ended March 31, 2022 and 2021, there was no impairment of intangible assets.

Goodwill

(o)   Goodwill

Goodwill represents the excess of the consideration paid of an acquisition over the fair value of the net identifiable assets of the acquired subsidiaries at the date of acquisition. Goodwill is not amortized and is tested for impairment at least annually, more often when circumstances indicate impairment may have occurred. Goodwill is carried at cost less accumulated impairment losses. If impairment exists, goodwill is immediately written off to its fair value and the loss is recognized in the unaudited condensed consolidated statements of operations and comprehensive loss. Impairment losses on goodwill are not reversed.

The Company reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist annually or more frequently if events and circumstances indicate that it is more likely than not that an impairment has occurred. The Company assesses qualitative factors to determine whether it is necessary to perform the two-step in accordance with ASC 350-20. If the Company believes, as a result of the qualitative carrying amount, the two-step quantitative impairment test described below is required.

The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required.

If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business acquisition with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

For the three and nine months ended December 31, 2022, the Company did not record impairment against goodwill. For the three and nine months ended December 31, 2021, the company recorded an impairment of $0 and $139,580 against goodwill, respectively.

(n)   Goodwill

Goodwill represents the excess of the consideration paid of an acquisition over the fair value of the net identifiable assets of the acquired subsidiaries at the date of acquisition. Goodwill is not amortized and is tested for impairment at least annually, more often when circumstances indicate impairment may have occurred. Goodwill is carried at cost less accumulated impairment losses. If impairment exists, goodwill is immediately written off to its fair value and the loss is recognized in the consolidated statements of operations and comprehensive loss. Impairment losses on goodwill are not reversed.

The Company reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist annually or more frequently if events and circumstances indicate that it is more likely than not that an impairment has occurred. The Company assesses qualitative factors to determine whether it is necessary to perform the two-step in accordance with ASC 350-20. If the Company believes, as a result of the qualitative carrying amount, the two-step quantitative impairment test described below is required.

The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required.

If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business acquisition with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

For the years ended March 31, 2022 and 2021, the Company recorded an impairment of $139,930 and $0 against goodwill, respectively.

Earnings (loss) per share

(p) Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to stockholders by the weighted average number of outstanding shares of common stock, adjusted for outstanding shares of common stock that are subject to repurchase.

For the calculation of diluted income (loss) per share, net income (loss) attributable to stockholders for basic earnings (loss) per share is adjusted by the effect of dilutive securities, including share-based awards, under the treasury stock method and convertible securities under the if-converted method. Potentially dilutive securities, of which the amounts are insignificant, have been excluded from the computation of diluted net earnings (loss) per share if their inclusion is anti-dilutive.

As of December 31, 2022, the Company’s dilutive securities from the outstanding series A convertible preferred stock are convertible into approximately 870,706 shares of common stock. This amount is not included in the computation of dilutive loss per share because their impact is anti-dilutive.

(o)  Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to stockholders by the weighted average number of outstanding shares of common stock, adjusted for outstanding shares of common stock that are subject to repurchase.

For the calculation of diluted income (loss) per share, net income (loss) attributable to stockholders for basic earnings (loss) per share is adjusted by the effect of dilutive securities, including share-based awards, under the treasury stock method and convertible securities under the if-converted method. Potentially dilutive securities, of which the amounts are insignificant, have been excluded from the computation of diluted net earnings (loss) per share if their inclusion is anti-dilutive.

As of March 31, 2022, the Company’s dilutive securities from series A convertible preferred stock are convertible into approximately 735,295 (7,352,941 pre-reverse split) shares of common stock. This amount is not included in the computation of dilutive loss per share because their impact is anti-dilutive.

Mezzanine Equity (redeemable)

(q)  Mezzanine Equity (redeemable)

The Company evaluates its convertible preferred stock in accordance with ASU 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20), and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, to determine if its convertible preferred stock should be treated as a liability or an equity. As a result, the convertible preferred stock should be treated as an equity as it did not meet the definition of liability instrument. In accordance with ASC 480-10-S99, the convertible preferred stock should be classified as a mezzanine equity, since it contained a change of control redemption right feature which is not solely within the control of the Company.

(p)  Mezzanine Equity (redeemable)

The Company evaluates its convertible preferred stock in accordance with ASU 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20), and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, to determine if its convertible preferred stock should be treated as a liability or an equity. As a result, the convertible preferred stock should be treated as an equity as it did not meet the definition of liability instrument. In accordance with ASC 480-10-s99, the convertible preferred stock should be classified as a mezzanine equity, since it contained a change of control redemption right feature which is not solely within the control of the Company.

Derivative liabilities

(r)   Derivative liabilities

A contract is designated as an asset or a liability and is carried at fair value on the Company’s balance sheet, with any changes in fair value recorded in the Company’s results of operations. The Company then determines which options, warrants and embedded features require liability accounting and records the fair value as a derivative liability. The changes in the values of these instruments are shown in the unaudited condensed consolidated statements of operations and comprehensive loss as “change in fair value of derivative liabilities”.

(q)    Derivative liabilities

A contract is designated as an asset or a liability and is carried at fair value on the Company’s balance sheet, with any changes in fair value recorded in the Company’s results of operations. The Company then determines which options, warrants and embedded features require liability accounting and records the fair value as a derivative liability. The changes in the values of these instruments are shown in the consolidated statements of operations and comprehensive loss as “change in fair value of derivative liabilities”.

Revenue recognition

(s)   Revenue recognition

The Company recognized its revenue under Accounting Standards Codification (ASC) Topic 606, Revenue from Contracts with Customers (ASC 606). ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. It also requires the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer.

To achieve that core principle, the Company applies the five steps defined under ASC 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

The Company accounts for a contract with a customer when the contract is committed in writing, the rights of the parties, including payment terms, are identified, the contract has commercial substance and consideration to collect is substantially probable.

As of December 31, 2022, the Company had outstanding contracts for automobile transaction and related services amounting to $26,573, of which $24,558 is expected to be completed within twelve months after December 31, 2022, and $2,015 is expected to be completed after December 31, 2023.

Disaggregated information of revenues by business lines are as follows:

	For the Three Months Ended		For the Nine Months Ended
	December 31,		December 31,
	2022	2021	2022	2021
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Automobile Transaction and Related Services (Continuing Operations)
- Operating lease revenues from automobile rentals	$781,210	$510,636	$2,570,959	$1,165,625
- Service fees from NEVs leasing	49,002	43,015	291,675	87,112
- Revenues from sales of automobiles	—	—	225,900	—
- Service fees from automobile purchase services	—	—	21,192	—
- Service fees from management and guarantee services	8,915	11,616	31,659	54,987
- Financing revenues	8,606	22,072	30,965	86,454
- Other service fees	82,892	55,624	181,050	140,960
Total revenues from Automobile Transaction and Related Services (Continuing Operations)	930,625	642,963	3,353,400	1,535,138
Online Ride-hailing Platform Services (Continuing Operations)	810,295	1,017,156	2,970,518	1,617,454
Total Revenues from Continuing Operations	1,740,920	1,660,119	6,323,918	3,152,592
Automobile Transaction and Related Services (Discontinued Operations)
-Operating lease revenues from automobile rentals	—	1,436,886	—	4,274,900
- Service fees from NEVs leasing	—	242	—	58,185
- Commission from Online Ride-hailing platforms	—	274,643	—	274,643
- Service fees from management and guarantee services	—	38,221	—	96,019
- Financing revenues	—	3,677	—	15,284
- Other service fees	—	129,261	—	377,410
Total revenues from Automobile Transaction and Related Services (Discontinued Operations)	—	1,882,930	—	5,096,441
Total revenues	$1,740,920	$3,543,049	$6,323,918	$8,249,033

Automobile transaction and related services

Operating lease revenues from automobile rentals –The Company generates revenue from sub-leasing automobiles from some online ride-hailing drivers or third-parties and leasing its own automobiles. The Company recognizes revenue wherein an automobile is transferred to the lessees and the lessees has the ability to control the asset, is accounted for under ASC Topic 842. Rental transactions are satisfied over the rental period and is recognized over time. Meanwhile, the Company recognized the revenue from operating lease by using the output method based on periodic settlement between the Company and the online ride-hailing drivers or third-parties and leasing its own automobiles. Rental periods are short term in nature, generally are twelve months or less.

Service fees from NEVs leasing and automobile purchase services – Services fees from NEVs leasing and automobile purchase services are paid by lessees who rent new energy electric vehicles from the Company or automobile purchasers for a series of the services provided to them throughout the purchase process such as credit assessment, preparation of financing application materials, assistance with closing of financing transactions, license and plate registration, payment of taxes and fees, purchase of insurance, installment of GPS devices, ride-hailing driver qualification and other administrative procedures. The amount of services fees for NEVs leasing is based on the product solutions while the fees for purchase is based on the sales price of the automobiles and relevant services provided. The Company recognizes revenue when all the services are completed and an automobile is delivered to the purchaser at a point in time. Accounts receivable related to the revenue from NEVs leasing is collected upon the NEVs are delivered to lessees while accounts receivables from purchase services are being collected over 36 to 48 months. The interest component is included in the non-current portion of the accounts receivable.

Sales of automobiles – The Company generated revenue from sales of automobiles to the customers of Hunan Ruixi. The control over the automobile is transferred to the purchaser along with the delivery of automobiles. The amount of the revenue is based on the sale price agreed by Hunan Ruixi and the customers. The Company recognizes revenues when an automobile is delivered and control is transferred to the purchaser at a point in time. Accounts receivable related to the revenue are being collected within 12 months.

Service fees from management and guarantee services – Over 95% of the Company’s customers are online ride-hailing drivers. Some of the drivers sign affiliation agreements with the Company, pursuant to which the Company provides them with management and guarantee services during the affiliation period. Service fees for management and guarantee services are paid by such automobile purchasers on a monthly basis for the management and guarantee services provided during the affiliation period. The Company recognizes revenue over the affiliation period when performance obligations are completed.

Financing revenues – Interest income from the lease arising from the Company’s sales-type leases and bundled lease arrangements are recognized as financing revenues over the lease term based on the effective rate of interest in the lease.

Online ride-hailing platform services

The Company generates revenue from providing services to online ride-hailing drivers (“Drivers”) to assist them in providing transportation services to riders (“Riders”) looking for taxi/ride-hailing services. The Company earns commissions for each completed ride in an amount equal to the difference between an upfront quoted fare and the amount earned by a Driver based on actual time and distance for the ride charged to the Rider. As a result, the Company bears a single performance obligation in the transaction of connecting Drivers with Riders to facilitate the completion of a successful transportation service for Riders. The Company recognizes revenue upon completion of a ride as the single performance obligation is satisfied and the Company has the right to receive payment for the services rendered upon the completion of the ride. The Company evaluates the presentation of revenue on a gross or net basis based on whether it controls the service provided to the Rider and is the principal (i.e., “gross”), or it arranges for other parties to provide the service to the Rider and is an agent (i.e., “net”). Since the Company is not primarily responsible for ride-hailing services provided to Riders, it does not have discretion in establishing the price of the online ride-hailing service and inventory risk related to the services as the Company earns commissions for each completed order as the difference between an upfront quote fare and the amount earned by a driver based on actual time and distance for ride charged to the rider. Thus, the Company recognizes revenue at a net basis.

Leases - Lessor

The Company recognized revenue as lessor in accordance with ASC 842. The two primary accounting provisions the Company uses to classify transactions as sales-type or operating leases are: (i) a review of the lease term to determine if it is for the major part of the economic life of the underlying equipment (defined as greater than 75)%; and (ii) a review of the present value of the lease payments to determine if they are equal to or greater than substantially all of the fair market value of the equipment at the inception of the lease (defined as greater than 90)%. Automobiles included in arrangements meeting these conditions are accounted for as sales-type leases. Interest income from the lease is recognized in financing revenues over the lease term. Automobile included in arrangements that do not meet these conditions are accounted for as operating leases and revenue is recognized over the term of the lease.

The Company excludes from the measurement of its lease revenues any tax assessed by a governmental authority that is both imposed on and concurrent with a specific revenue-producing transaction and collected from a customer.

The Company considers the economic life of most of the automobiles to be three to five years, since this represents the most common lease term for its automobiles and the automobiles will be used for ride-hailing services. The Company believes three to five years is representative of the period during which an automobile is expected to be economically usable, with normal service, for the purpose for which it is intended.

A portion of the Company’s direct sales of automobile to end customers are made through bundled lease arrangements which typically include automobile, services (automobile purchase services, facilitation services, and management and guarantee services) and financing components where the customer pays a single negotiated fixed minimum monthly payment for all elements over the contractual lease term. Revenues under these bundled lease arrangements are allocated considering the relative standalone selling prices of the lease and non-lease deliverables included in the bundled arrangement and the financing components. Lease deliverables include the automobile and financing, while the non-lease deliverables generally consist of the services and repayment of advanced fees made on behalf of its customers. The Company considers the fixed payments for purposes of allocation to the lease elements of the contract. The fixed minimum monthly payments are multiplied by the number of months in the contract term to arrive at the total fixed lease payments that the customer is obligated to make over the lease term. Amounts allocated to the automobile and financing elements are then subjected to the accounting estimates under ASC 842 to ensure the values reflect standalone selling prices. The remainder of any fixed payments are allocated to non-lease elements (automobile purchase services, facilitation fees, and management and guarantee services), for which these revenues are recognized in a manner consistent with the guidance for service fees from automobile purchase services, facilitation fees from automobile transactions, and service fees from management and guarantee services as discussed above.

The Company’s lease pricing interest rates, which are used in determining customer payments in a bundled lease arrangement, are developed based upon the local prevailing rates in the marketplace where its customer will be able to obtain an automobile loan under similar terms from the bank. The Company reassesses its pricing interest rates quarterly based on changes in the local prevailing rates in the marketplace. As of December 31, 2022, the Company’s pricing interest rate was 6.0% per annum.

(r)   Revenue recognition

The Company recognized its revenue under Accounting Standards Codification (ASC) Topic 606, Revenue from Contracts with Customers (ASC 606). ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. It also requires the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer.

To achieve that core principle, the Company applies the five steps defined under ASC 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

The Company accounts for a contract with a customer when the contract is committed in writing, the rights of the parties, including payment terms, are identified, the contract has commercial substance and consideration to collect is substantially probable.

As of March 31, 2022, the Company had outstanding contracts for automobile transaction and related services amounting to $136,418, of which $91,448 is expected to be completed within twelve months after March 31, 2022, and $44,971 is expected to be completed after March 31, 2023.

Disaggregated information of revenues by business lines are as follows:

	For the Years Ended
	March 31,
	2022	2021
Automobile Transaction and Related Services (Continuing Operations)
- Operating lease revenues from automobile rentals	$1,722,480	$224,590
- Service fees from NEVs leasing	126,227	—
- Financing revenues	101,828	184,115
- Service fees from management and guarantee services	73,554	79,565
- Service fees from automobile purchase services	1,468	188,822
- Revenues from sales of automobiles	26,019	487,947
- Other service fees	196,069	120,547
Total revenues from Automobile Transaction and Related Services (Continuing Operations)	2,247,645	1,285,586
Online Ride-hailing Platform Services (Continuing Operations)	2,665,457	903,254
Total Revenues from Continuing Operations	4,913,102	2,188,840
Online Lending Services (Discontinued Operations)
-Transaction fees	—	3,488
- Service fees	—	3,665
Total revenues from Online Lending Services (Discontinued Operations)	—	7,153
Automobile Transaction and Related Services (Discontinued Operations)
-Operating lease revenues from automobile rentals	5,452,483	3,207,781
- Commissions from online ride-hailing platforms	399,600	32,797
- Service fees from NEVs leasing	232,295	—
-Financing revenues	15,855	43,744
-Service fees from management and guarantee services	217,838	206,248
-Facilitation fees from automobile transactions	—	1,665
-Other service fees	512,045	479,459
Total revenues from Automobile Transaction and Related Services (Discontinued Operations)	6,830,116	3,971,694
Total Revenues from Discontinued Operations	6,830,116	3,978,847
Total revenues	$11,743,218	$6,167,687

Automobile transaction and related services

Operating lease revenues from automobile rentals –The Company generates revenue from sub-leasing automobiles from some online ride-hailing drivers or third-parties and leasing its own automobiles. The Company recognizes revenue wherein an automobile is transferred to the lessees and the lessees has the ability to control the asset, is accounted for under ASC Topic 842. Rental transactions are satisfied over the rental period. Rental periods are short term in nature, generally are twelve months or less.

Financing revenues – Interest income from the lease arising from the Company’s sales-type leases and bundled lease arrangements are recognized as financing revenues over the lease term based on the effective rate of interest in the lease.

Service fees from management and guarantee services – Over 95% of the Company’s customers are online ride-hailing drivers. The drivers sign affiliation agreements with the Company, pursuant to which the Company provides them with management and guarantee services during the affiliation period. Service fees for management and guarantee services are paid by such automobile purchasers on a monthly basis for the management and guarantee services provided during the affiliation period. The Company recognizes revenue over the affiliation period when performance obligations are completed.

Sales of automobiles – The Company generated revenue from sales of automobiles to the customers of Jinkailong and Hunan Ruixi. The control over the automobile is transferred to the purchaser along with the delivery of automobiles. The amount of the revenue is based on the sale price agreed by Hunan Ruixi or Jinkailong and the customers. The Company recognizes revenues when an automobile is delivered and control is transferred to the purchaser at a point in time. Accounts receivable related to the revenue are being collected over 36 to 48 months. The interest component is included in the non-current portion of the accounts receivable.

Service fees from NEVs leasing and automobile purchase services – Services fees from NEVs leasing and automobile purchase services are paid by lessees who rent new energy electric vehicles from the Company or automobile purchasers for a series of the services provided to them throughout the purchase process such as credit assessment, preparation of financing application materials, assistance with closing of financing transactions, license and plate registration, payment of taxes and fees, purchase of insurance, installment of GPS devices, ride-hailing driver qualification and other administrative procedures. The amount of services fees for NEVs leasing is based on the product solutions while the fees for purchase is based on the sales price of the automobiles and relevant services provided. The Company recognizes revenue when all the services are completed and an automobile is delivered to the purchaser at a point in time. Accounts receivable related to the revenue from NEVs leasing is collected upon the NEVs are delivered to lessees while accounts receivables from purchase services are being collected over 36 to 48 months. The interest component is included in the non-current portion of the accounts receivable.

Online ride-hailing platform services

The Company generates revenue from providing services to online ride-hailing drivers (“Drivers”) to assist them in providing transportation services to riders (“Riders”) looking for taxi/ride-hailing services. The Company earns commissions for each completed ride in an amount equal to the difference between an upfront quoted fare and the amount earned by a Driver based on actual time and distance for the ride charged to the Rider. As a result, the Company bears a single performance obligation in the transaction of connecting Drivers with Riders to facilitate the completion of a successful transportation service for Riders. The Company recognizes revenue upon completion of a ride as the single performance obligation is satisfied and the Company has the right to receive payment for the services rendered upon the completion of the ride. The Company evaluates the presentation of revenue on a gross or net basis based on whether it controls the service provided to the Rider and is the principal (i.e., “gross”), or it arranges for other parties to provide the service to the Rider and is an agent (i.e., “net”). Since the Company is not primarily responsible for ride-hailing services provided to Riders, it does not have inventory risk related to the services. Thus, the Company recognizes revenue at a net basis.

Leases

The Company accounts for leases in accordance with ASC 842.

The two primary accounting provisions the Company uses to classify transactions as sales-type or operating leases are: (i) a review of the lease term to determine if it is for the major part of the economic life of the underlying equipment (defined as greater than 75%); and (ii) a review of the present value of the lease payments to determine if they are equal to or greater than substantially all of the fair market value of the equipment at the inception of the lease (defined as greater than 90%). Automobiles included in arrangements meeting these conditions are accounted for as sales-type leases. Interest income from the lease is recognized in financing revenues over the lease term. Automobile included in arrangements that do not meet these conditions are accounted for as operating leases and revenue is recognized over the term of the lease.

The Company excludes from the measurement of its lease revenues any tax assessed by a governmental authority that is both imposed on and concurrent with a specific revenue-producing transaction and collected from a customer.

The Company considers the economic life of most of the automobiles to be three to five years, since this represents the most common lease term for its automobiles and the automobiles will be used for ride-hailing services. The Company believes three to five years is representative of the period during which an automobile is expected to be economically usable, with normal service, for the purpose for which it is intended.

A portion of the Company’s direct sales of automobile to end customers are made through bundled lease arrangements which typically include automobile, services (automobile purchase services, facilitation services, and management and guarantee services) and financing components where the customer pays a single negotiated fixed minimum monthly payment for all elements over the contractual lease term. Revenues under these bundled lease arrangements are allocated considering the relative standalone selling prices of the lease and non-lease deliverables included in the bundled arrangement and the financing components. Lease deliverables include the automobile and financing, while the non-lease deliverables generally consist of the services and repayment of advanced fees made on behalf of its customers. The Company considers the fixed payments for purposes of allocation to the lease elements of the contract. The fixed minimum monthly payments are multiplied by the number of months in the contract term to arrive at the total fixed lease payments that the customer is obligated to make over the lease term. Amounts allocated to the automobile and financing elements are then subjected to the accounting estimates under ASC 842 to ensure the values reflect standalone selling prices. The remainder of any fixed payments are allocated to non-lease elements (automobile purchase services, facilitation fees, and management and guarantee services), for which these revenues are recognized in a manner consistent with the guidance for service fees from automobile purchase services, facilitation fees from automobile transactions, and service fees from management and guarantee services as discussed above.

The Company’s lease pricing interest rates, which are used in determining customer payments in a bundled lease arrangement, are developed based upon the local prevailing rates in the marketplace where its customer will be able to obtain an automobile loan under similar terms from the bank. The Company reassesses its pricing interest rates quarterly based on changes in the local prevailing rates in the marketplace. As of March 31, 2022, the Company’s pricing interest rate was 6.0% per annum.

Income taxes

(t)   Income taxes

Deferred income tax liabilities and assets are recognized for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provisions or benefits for income taxes consists of tax estimated from taxable income plus or minus deferred tax expenses (benefits) if applicable.

Deferred tax is calculated using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable income will be utilized with prior net operating loss carried forwards using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be utilized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Company did not have any significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of December 31, 2022 and March 31, 2022. As of December 31, 2022, the calendar years ended December 31, 2018 through 2022 for the Company’s PRC entities remain open for statutory examination by PRC tax authorities. The Company presents deferred tax assets and liabilities as non-current in the balance sheet based on an analysis of each taxpaying component within a jurisdiction.

(s)   Income taxes

Deferred income tax liabilities and assets are recognized for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provisions or benefits for income taxes consists of tax estimated from taxable income plus or minus deferred tax expenses (benefits) if applicable.

Deferred tax is calculated using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable income will be utilized with prior net operating loss carried forwards using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be utilized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Company did not have any significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of March 31, 2022 and March 31, 2021. As of March 31, 2022, the calendar years ended December 31, 2016 through 2020 for the Company’s PRC entities remain open for statutory examination by PRC tax authorities. The Company presents deferred tax assets and liabilities as non-current in the balance sheet based on an analysis of each taxpaying component within a jurisdiction.

Comprehensive loss

(u)   Comprehensive loss

Comprehensive loss includes net loss and foreign currency adjustments. Comprehensive loss is reported in the unaudited condensed consolidated statements of operations and comprehensive loss. Accumulated other comprehensive loss, as presented on the unaudited condensed consolidated balance sheets are the cumulative foreign currency translation adjustments.

(t)   Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss) and foreign currency adjustments. Comprehensive income (loss) is reported in the consolidated statements of operations and comprehensive income (loss). Accumulated other comprehensive income (loss), as presented on the consolidated balance sheets are the cumulative foreign currency translation adjustments.

Share-based awards

(v)   Share-based awards

Share-based awards granted to the Company’s employees are measured at fair value on grant date and share-based compensation expense is recognized (i) immediately at the grant date if no vesting conditions are required, or (ii) using the accelerated attribution method, net of estimated forfeitures, over the requisite service period. The fair value of restricted shares is determined with reference to the fair value of the underlying shares.

At each date of measurement, the Company reviews internal and external sources of information to assist in the estimation of various attributes to determine the fair value of the share-based awards granted by the Company, including but not limited to the fair value of the underlying shares, expected life, expected volatility and expected forfeiture rates. The Company is required to consider many factors and make certain assumptions during this assessment. If any of the assumptions used to determine the fair value of the share-based awards changes significantly, share-based compensation expense may differ materially in the future from that recorded in the current reporting period.

(u)   Share-based awards

Share-based awards granted to the Company’s employees are measured at fair value on grant date and share-based compensation expense is recognized (i) immediately at the grant date if no vesting conditions are required, or (ii) using the accelerated attribution method, net of estimated forfeitures, over the requisite service period. The fair value of restricted shares is determined with reference to the fair value of the underlying shares.

At each date of measurement, the Company reviews internal and external sources of information to assist in the estimation of various attributes to determine the fair value of the share-based awards granted by the Company, including but not limited to the fair value of the underlying shares, expected life, expected volatility and expected forfeiture rates. The Company is required to consider many factors and make certain assumptions during this assessment. If any of the assumptions used to determine the fair value of the share-based awards changes significantly, share-based compensation expense may differ materially in the future from that recorded in the current reporting period.

Leases - Lessee

(w)   Leases - lessee

The Company accounts for leases in accordance with ASC 842. The Company enters into certain agreements as a lessee to lease automobiles and to conduct its automobiles rental operations. If any of the following criteria are met, the Company classifies the lease as a finance lease (as a lessee) or as a direct financing or sales-type lease (as a lessee):

●	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term;
●	The lease grants the lessee an option to purchase the underlying asset that the Company is reasonably certain to exercise;
●	The lease term is for 75% or more of the remaining economic life of the underlying asset, unless the commencement date falls within the last 25% of the economic life of the underlying asset;
●	The present value of the sum of the lease payments equals or exceeds 90% of the fair value of the underlying asset; or
●	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

Leases that do not meet any of the above criteria are accounted for as operating leases.

The Company combines lease and non-lease components in its contracts under Topic 842, when permissible.

Finance and operating lease ROU assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. Since the implicit rate for the Company’s leases is not readily determinable, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow, on a collateralized basis, an amount equal to the lease payments, in a similar economic environment and over a similar term.

Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its operating lease ROU assets to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception, therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee. The finance or operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term for operating lease. Meanwhile, the Company recognizes the finance leases ROU assets and interest on an amortized cost basis. The amortization of finance ROU assets is recognized on an accretion basis as amortization expense, while the lease liability is increased to reflect interest on the liability and decreased to reflect the lease payments made during the period. Interest expense on the lease liability is determined each period during the lease term as the amount that results in a constant periodic interest rate of the automobile loans on the remaining balance of the liability.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of finance and operating lease liabilities in any tested asset group and include the associated lease payments in the undiscounted future pre-tax cash flows. For the three and nine months ended December 31, 2022 and 2021, the Company recognized impairment loss of $0 and $1,964 on its finance lease ROU assets, respectively.

(v)   Leases

The Company accounts for leases in accordance with ASC 842. Beginning in the fiscal year ended March 31, 2020, the Company entered into certain agreements as a lessor under which it leased automobiles for a short-term period (usually under 12 months) to ride-hailing car service drivers. The Company also entered into certain agreements as a lessee to lease automobiles and to conduct its automobiles rental operations. If any of the following criteria are met, the Company classifies the lease as a finance lease (as a lessee) or as a direct financing or sales-type lease (both as a lessor):

●	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term;
●	The lease grants the lessee an option to purchase the underlying asset that the Company is reasonably certain to exercise;
●	The lease term is for 75% or more of the remaining economic life of the underlying asset, unless the commencement date falls within the last 25% of the economic life of the underlying asset;
●	The present value of the sum of the lease payments equals or exceeds 90% of the fair value of the underlying asset; or
●	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

Leases that do not meet any of the above criteria are accounted for as operating leases.

The Company combines lease and non-lease components in its contracts under Topic 842, when permissible.

Finance and operating lease ROU assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. Since the implicit rate for the Company’s leases is not readily determinable, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow, on a collateralized basis, an amount equal to the lease payments, in a similar economic environment and over a similar term.

Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its operating lease ROU assets to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception, therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee. The finance or operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term for operating lease. Meanwhile, the Company recognizes the finance leases ROU assets and interest on an amortized cost basis. The amortization of finance ROU assets is recognized on an accretion basis as amortization expense, while the lease liability is increased to reflect interest on the liability and decreased to reflect the lease payments made during the period. Interest expense on the lease liability is determined each period during the lease term as the amount that results in a constant periodic interest rate of the automobile loans on the remaining balance of the liability.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of finance and operating lease liabilities in any tested asset group and include the associated lease payments in the undiscounted future pre-tax cash flows. For the years ended March 31, 2022 and 2021, the Company recognized impairment loss on its finance lease ROU assets of $3,044 and $10,953, respectively, from its continuing operations. For the years ended March 31, 2022 and 2021, the Company recognized impairment loss of $0 and $109,427 on its finance lease ROU assets from its discontinued operations, respectively.

Significant risks and uncertainties

(x)  Significant risks and uncertainties

1)    Credit risk

a.    Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents. The maximum exposure of these assets to credit risk is their carrying amounts as of the balance sheet dates. On December 31, 2022 and March 31, 2022, approximately $91,000 and $117,000, respectively, were deposited with a bank in the United States which is insured by the U.S. government up to $250,000. On December 31, 2022 and March 31, 2022, approximately $1,361,000 and $874,000, respectively, were deposited in financial institutions located in mainland China, which were insured by the government authority. Under the Deposit Insurance System in China, an enterprise’s deposits at one bank are insured for a maximum of approximately $70,000 (RMB500,000). To limit exposure to credit risk relating to deposits, the Company primarily places cash deposits with large financial institutions in China which management believes are of high credit quality.

The Company’s operations are carried out entirely in mainland China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the social, political, economic and legal environments in the PRC as well as by the general state of the PRC economy. In addition, the Company’s business may be influenced by changes in PRC government laws, rules and policies with respect to, among other matters, the response to the COVID-19 pandemic, anti-inflationary measures, currency conversion and remittance of currency outside of China, rates and methods of taxation and other factors.

b.    In measuring the credit risk of accounts receivables due from the automobile purchasers (the “customers”), the Company mainly reflects the “probability of default” by the customer on its contractual obligations and considers the current financial position of the customer and the risk exposures to the customer and its likely future development.

Historically, most of the automobile purchasers would pay the Company their previously defaulted amounts within one to three months. As a result, the Company would provide full provisions on accounts receivable if the customers default on repayments for over three months. As of December 31, 2022 and March 31, 2022, allowance for doubtful accounts amounted to $0 and $112,905, respectively. For the nine months ended December 31, 2022 and 2021, the Company wrote off accounts receivable of $107,820 and $45,465 from continuing operations, respectively, which represent due from automobile purchasers from continuing operation. For the nine months ended December 31, 2021, the Company wrote off accounts receivable of $11,952 from discontinued operations, which represent due from automobile purchasers.

2)    Foreign currency risk

As of December 31, 2022 and March 31, 2022, substantially all of the Company’s operating activities and major assets and liabilities, except for the cash deposit of approximately $91,000 and $117,000, respectively, in U.S. dollars, are denominated in RMB, which are not freely convertible into foreign currencies. All foreign exchange transactions take place through either the People’s Bank of China (“PBOC”) or other authorized financial institutions at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires a payment application together with invoices and signed contracts. The value of RMB is subject to change in central government policies and international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. When there is a significant change in value of RMB, the gains and losses resulting from translation of financial statements of a foreign subsidiary will be significantly affected. RMB depreciated from 6.34 RMB into US$1.00 on March 31, 2022 to 6.90 RMB into US$1.00 on December 31, 2022.

(w)  Significant risks and uncertainties

1)    Credit risk

a.    Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents. The maximum exposure of these assets to credit risk is their carrying amounts as of the balance sheet dates. On March 31, 2022 and March 31, 2021, approximately $117,000 and $1,560,000, respectively, were deposited with a bank in the United States which is insured by the U.S. government up to $250,000. On March 31, 2022 and March 31, 2021, approximately $874,000 and $2,339,000, respectively, were deposited in financial institutions located in mainland China, which were insured by the government authority. Under the Deposit Insurance System in China, an enterprise’s deposits at one bank are insured for a maximum of approximately $80,000 (RMB500,000). To limit exposure to credit risk relating to deposits, the Company primarily places cash deposits with large financial institutions in China which management believes are of high credit quality.

The Company’s operations are carried out entirely in mainland China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the social, political, economic and legal environments in the PRC as well as by the general state of the PRC economy. In addition, the Company’s business may be influenced by changes in PRC government laws, rules and policies with respect to, among other matters, the response to the COVID-19 pandemic, anti-inflationary measures, currency conversion and remittance of currency outside of China, rates and methods of taxation and other factors.

b.    In measuring the credit risk of accounts receivables due from the automobile purchasers (the “customers”), the Company mainly reflects the “probability of default” by the customer on its contractual obligations and considers the current financial position of the customer and the risk exposures to the customer and its likely future development.

Historically, most of the automobile purchasers would pay the Company their previously defaulted amounts within one to three months. As a result, the Company would provide full provisions on accounts receivable if the customers default on repayments for over three months. As of March 31, 2022 and March 31, 2021, allowance for doubtful accounts amounted to $112,905 and $1,739 was provided for continuing operations, respectively. As of March 31, 2021, allowance for doubtful accounts amounted to $76,428 was provided for discontinued operations. For the years ended March 31, 2022 and 2021, the Company wrote off accounts receivable of $44,227 and $89,921 from continuing operations, respectively, which represent due from automobile purchasers from continuing operation. For the years ended March 31, 2022 and 2021, the Company wrote off accounts receivable of $16,273 and $395,463 from discontinued operations, respectively, which represent due from automobile purchasers.

2)   Foreign currency risk

As of March 31, 2022 and March 31, 2021, substantially all of the Company’s operating activities and major assets and liabilities, except for the cash deposit of approximately $117,000 and $2,073,000, respectively, in U.S. dollars, are denominated in RMB, which are not freely convertible into foreign currencies. All foreign exchange transactions take place through either the People’s Bank of China (“PBOC”) or other authorized financial institutions at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires a payment application together with invoices and signed contracts. The value of RMB is subject to change in central government policies and international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. When there is a significant change in value of RMB, the gains and losses resulting from translation of financial statements of a foreign subsidiary will be significantly affected. RMB was appreciated from 6.55 RMB into US$1.00 on March 31, 2021 to 6.34 RMB into US$1.00 on March 31, 2022.

Reclassification

(y)   Reclassification

Certain items of operating expenses in the unaudited condensed consolidated statements of operations and comprehensive loss of comparative period have been reclassified to conform to the unaudited condensed consolidated financial statements for the current period. The reclassification has no impact on net loss.

(x) Reclassification

Certain items of operating expenses in the consolidated statements of operations and comprehensive of comparative period have been reclassified to conform to the consolidated financial statements for the current period. The reclassification has no impact on net loss.

Recently issued accounting standards

(z)   Recently issued accounting standards

In June 2016, the FASB issued new accounting guidance ASU 2016-13 for recognition of credit losses on financial instruments, which is effective January 1, 2020, with early adoption permitted on January 1, 2019. The guidance introduces a new credit reserving model known as the Current Expected Credit Loss (“CECL”) model, which is based on expected losses, and differs significantly from the incurred loss approach used today. The CECL model requires measurement of expected credit losses not only based on historical experience and current conditions, but also by including reasonable and supportable forecasts incorporating forward-looking information and will likely result in earlier recognition of credit reserves. In November 2019, the FASB issued ASU No. 2019-10, which is to update the effective date of ASU No. 2016-13 for private companies, not-for-profit organizations and certain smaller reporting companies applying for credit losses standard. The new effective date for these preparers is for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company has not yet adopted this update and it will become effective on April 1, 2023, assuming the Company will remain eligible to be smaller reporting company. The Company is currently evaluating the impact of this new standard on Company’s consolidated financial statements and related disclosures.

CECL adoption will have broad impact on the financial statements of financial services firms, which will affect key profitability and solvency measures. Some of the more notable expected changes include:

-      Higher allowance on financial guarantee reserve and finance lease receivable levels and related deferred tax assets. While different asset types will be impacted differently, the expectation is that reserve levels will generally increase across the board for all financial firms.

-      Increased reserve levels may lead to a reduction in capital levels.

-      As a result of higher reserving levels, the expectation is that CECL will reduce cyclicality in financial firms’ results, as higher reserving in “good times” will mean that less dramatic reserve increases will be loan related income (which will continue to be recognized on a periodic basis based on the effective interest method) and the related credit losses (which will be recognized up front at origination). This will make periods of loan expansion seem less profitable due to the immediate recognition of expected credit losses. Periods of stable or declining loan levels will look comparatively profitable as the income trickles in for loans, where losses had been previously recognized.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the unaudited condensed consolidated financial position, statements of operations and cash flows of the Company.

(y)   Recently issued accounting standards

In June 2016, the FASB issued new accounting guidance ASU 2016-13 for recognition of credit losses on financial instruments, which is effective January 1, 2020, with early adoption permitted on January 1, 2019. The guidance introduces a new credit reserving model known as the Current Expected Credit Loss (“CECL”) model, which is based on expected losses, and differs significantly from the incurred loss approach used today. The CECL model requires measurement of expected credit losses not only based on historical experience and current conditions, but also by including reasonable and supportable forecasts incorporating forward-looking information and will likely result in earlier recognition of credit reserves. In November 2019, the FASB issued ASU No. 2019-10, which is to update the effective date of ASU No. 2016-13 for private companies, not-for-profit organizations and certain smaller reporting companies applying for credit losses standard. The new effective date for these preparers is for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company has not yet adopted this update and it will become effective on April 1, 2023, assuming the Company will remain eligible to be smaller reporting company. The Company is currently evaluating the impact of this new standard on Company’s consolidated financial statements and related disclosures.

CECL adoption will have broad impact on the financial statements of financial services firms, which will affect key profitability and solvency measures. Some of the more notable expected changes include:

-      Higher allowance on financial guarantee reserve and finance lease receivable levels and related deferred tax assets. While different asset types will be impacted differently, the expectation is that reserve levels will generally increase across the board for all financial firms.

-      Increased reserve levels may lead to a reduction in capital levels.

-      As a result of higher reserving levels, the expectation is that CECL will reduce cyclicality in financial firms’ results, as higher reserving in “good times” will mean that less dramatic reserve increases will be loan related income (which will continue to be recognized on a periodic basis based on the effective interest method) and the related credit losses (which will be recognized up front at origination). This will make periods of loan expansion seem less profitable due to the immediate recognition of expected credit losses. Periods of stable or declining loan levels will look comparatively profitable as the income trickles in for loans, where losses had been previously recognized.

In December 2019, the FASB issued ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”. The amendments in this Update simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. For public business entities, the amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption of the amendments is permitted, including adoption in any interim period for (1) public business entities for periods for which financial statements have not yet been issued and (2) all other entities for periods for which financial statements have not yet been made available for issuance. An entity that elects to early adopt the amendments in an interim period should reflect any adjustments as of the beginning of the annual period that includes that interim period. Additionally, an entity that elects early adoption must adopt all the amendments in the same period. The adoption of this standard on April 1, 2021 did not have a material impact on its consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, “Debt – Debt Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40)”. The amendment in this Update is to address issues identified as a result of the complexity associated with applying generally accepted accounting principles (GAAP) for certain financial instruments with characteristics of liabilities and equity. For convertible instruments, the Board decided to reduce the number of accounting models for convertible debt instruments and convertible preferred stock. Limiting the accounting models results in fewer embedded conversion features being separately recognized from the host contract as compared with current GAAP. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in capital. The amendments in this Update are effective for public business entities that meet the definition of a Securities and Exchange Commission (SEC) filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Board specified that an entity should adopt the guidance as of the beginning of its annual fiscal year. The Company has adopted this standard for the fiscal year beginning April 1, 2021.

In May 2021, The FASB issued ASU 2021-04, “Earnings Per Share (Topic 260), Debt— Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging— Contracts in Entity’s Own Equity (Subtopic 815-40)”. The amendments in this Update provide the following guidance for a modification or an exchange of a freestanding equity-classified written call option that is not within the scope of another Topic: (1) An entity should treat a modification of the terms or conditions or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange as an exchange of the original instrument for a new instrument. (2) An entity should measure the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange as follows: a. For a modification or an exchange that is a part of or directly related to a modification or an exchange of an existing debt instrument or line-of-credit or revolving-debt arrangements (hereinafter, referred to as a “debt” or “debt instrument”), as the difference between the fair value of the modified or exchanged written call option and the fair value of that written call option immediately before it is modified or exchanged. Specifically, an entity should consider: a. An increase or a decrease in the fair value of the modified or exchanged written call option in applying the 10 percent cash flow test and/or calculating the fees between debtor and creditor in accordance with Subtopic 470-50, Debt—Modifications and Extinguishments. ii. An increase (but not a decrease) in the fair value of the modified or exchanged written call option in calculating the third-party costs in accordance with Subtopic 470-50. b. For all other modifications or exchanges, as the excess, if any, of the fair value of the modified or exchanged written call option over the fair value of that written call option immediately before it is modified or exchanged. c. An entity should recognize the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange on the basis of the substance of the transaction, in the same manner as if cash had been paid as consideration, as follows: a. A financing transaction to raise equity. The effect should be recognized as an equity issuance cost in accordance with the guidance in Topic 340, Other Assets and Deferred Costs. b. A financing transaction to raise or modify debt. The effect should be recognized as a cost in accordance with the guidance in Topic 470, Debt, and Topic 835, Interest. c. Other modifications or exchanges that are not related to financings or compensation for goods or services or other exchange 3 transactions within the scope of another Topic. The effect should be recognized as a dividend. For entities that present EPS in accordance with Topic 260, that dividend should be an adjustment to net income (or net loss) in the basic EPS calculation. An entity should recognize the effect of a modification or an exchange of a freestanding equity-classified written call option to compensate for goods or services in accordance with the guidance in Topic 718, Compensation—Stock Compensation. In a multiple-element transaction (for example, one that includes both debt financing and equity financing), the total effect of the modification should be allocated to the respective elements in the transaction. The amendments in this Update are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. The Company is currently evaluating the impact of this new standard on Company’s consolidated financial statements and related disclosures. The Company is currently evaluating the impact of this new standard on Company’s consolidated financial statements and related disclosures. Adoption of this new update will not materially impact the Company’s consolidated financial statements and related disclosures.

In July 2021, The FASB issued ASU 2021-05, “Leases (Topic 842): Lessors—Certain Leases with Variable Lease Payments” The amendments in this Update affect lessors with lease contracts that (1) have variable lease payments that do not depend on a reference index or a rate and (2) would have resulted in the recognition of a selling loss at lease commencement if classified as sales-type or direct financing. The amendments amend the lease classification requirements for lessors to align them with practice under Topic 840. Lessors should classify and account for a lease with variable lease payments that do not depend on a reference index or a rate as an operating lease if both of the following criteria are met: (1) The lease would have been classified as a sales-type lease or a direct financing lease in accordance with the classification criteria in paragraphs 842-10-25-2 through 25-3. (2) The lessor would have otherwise recognized a day-one loss. When a lease is classified as operating, the lessor does not recognize a net investment in the lease, does not derecognize the underlying asset, and, therefore, does not recognize a selling profit or loss. The leased asset continues to be subject to the measurement and impairment requirements under other applicable GAAP 3 before and after the lease transaction (for example, Topic 360, Property, Plant, and Equipment). The amendments are effective for fiscal years beginning after December 15, 2021, for all entities, and interim periods within those fiscal years for public business entities and interim periods within fiscal years beginning after December 15, 2022, for all other entities. Adoption of this new update will not materially impact the Company’s consolidated financial statements and related disclosures.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of operations and cash flows of the Company.